Consolidated Statements of Unitholders' Capital (USD $)	12 Months Ended			96 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Unitholders Capital	$ 23,250,458
Income (loss)	(1,767,503)	(4,484,399)	(2,876,053)
Unitholders' distribution				28,976,252
Unitholders' contributions				12,457,447
Unitholders' contributions (in Shares)				135,840
Unitholders Capital	15,157,053	23,250,458		15,157,053
Beneficial Owners -Trading Class A [Member] | Limited Partner [Member]
Unitholders Capital	21,106,894	32,497,392	49,340,822
Unitholders Capital (in Shares)	274,403	355,858	490,278
Income (loss)	(1,498,416)	(4,583,761)	(3,983,977)
Unitholders' redemptions	(6,028,261)	(6,939,769)	(13,802,983)
Unitholders' redemptions (in Shares)	(83,789)	(82,977)	(144,459)
Unitholders' contributions		137,436	943,530
Unitholders' contributions (in Shares)		1,574	10,039
Transfers from Class A to Class B	(10,854)	(4,404)
Transfers from Class A to Class B (in Shares)	(156)	(52)
Unitholders Capital	13,569,363	21,106,894	32,497,392	13,569,363
Unitholders Capital (in Shares)	190,458	274,403	355,858	190,458
Beneficial Owners - Trading Class B [Member] | Limited Partner [Member]
Unitholders Capital	675,323	1,231,294	1,405,692
Unitholders Capital (in Shares)	8,103	12,697	13,420
Income (loss)	(29,187)	(146,891)	(104,084)
Unitholders' redemptions	(297,641)	(413,484)	(290,273)
Unitholders' redemptions (in Shares)	(3,681)	(4,643)	(2,892)
Unitholders' contributions			219,959
Unitholders' contributions (in Shares)			2,169
Transfers from Class A to Class B	10,854	4,404
Transfers from Class A to Class B (in Shares)	142	49
Unitholders Capital	359,349	675,323	1,231,294	359,349
Unitholders Capital (in Shares)	4,564	8,103	12,697	4,564
Managing Owners - Trading Class A [Member] | General Partner [Member]
Unitholders Capital	41,153	48,857	1,175,357
Unitholders Capital (in Shares)	535	535	11,679
Income (loss)	(3,036)	(7,704)	(99,673)
Unitholders' redemptions			(1,026,827)
Unitholders' redemptions (in Shares)			(11,144)
Unitholders Capital	38,117	41,153	48,857	38,117
Unitholders Capital (in Shares)	535	535	535	535
Unitholders' Capital - Trading [Member]
Unitholders Capital	21,823,370	33,777,543	51,921,871
Unitholders Capital (in Shares)	283,041	369,090	515,377
Income (loss)	(1,530,639)	(4,738,356)	(4,187,734)
Unitholders' redemptions	(6,325,902)	(7,353,253)	(15,120,083)
Unitholders' redemptions (in Shares)	(87,470)	(87,620)	(158,495)
Unitholders' contributions		137,436	1,163,489
Unitholders' contributions (in Shares)		1,574	12,208
Transfers from Class A to Class B (in Shares)	(14)	(3)
Unitholders Capital	13,966,829	21,823,370	33,777,543	13,966,829
Unitholders Capital (in Shares)	195,557	283,041	369,090	195,557
Participating Owners - LLC Equity/Non-Trading [Member] | Limited Partner [Member]
Unitholders Capital	149,728	158,535	737,509
Unitholders Capital (in Shares)	237,663	306,807	407,463
Income (loss)	(22,145)	23,115	148,123
Unitholders' redemptions	(37,931)	(31,922)	(165,608)
Unitholders' redemptions (in Shares)	(66,429)	(69,144)	(100,656)
Unitholders' distribution			(561,489)
Unitholders Capital	89,652	149,728	158,535	89,652
Unitholders Capital (in Shares)	171,234	237,663	306,807	171,234
Nonparticipating Owners - LLC Equity/Non-Trading [Member] | Limited Partner [Member]
Unitholders Capital	1,277,360	1,016,129	3,376,518
Unitholders Capital (in Shares)	2,035,625	1,966,481	1,865,825
Income (loss)	(214,719)	230,842	1,163,558
Unitholders' redemptions	37,931	31,922	165,608
Unitholders' redemptions (in Shares)	66,429	69,144	100,656
Unitholders' distribution		(1,533)	(3,689,555)
Unitholders Capital	1,100,572	1,277,360	1,016,129	1,100,572
Unitholders Capital (in Shares)	2,102,054	2,035,625	1,966,481	2,102,054
Unitholders' Capital - LLC Equity/Non-Trading [Member]
Unitholders Capital	1,427,088	1,174,664	4,114,027
Unitholders Capital (in Shares)	2,273,288	2,273,288	2,273,288
Net asset value per unit at December 31, 2012 (in Dollars per share)	$ 0.63
Net change per unit (in Dollars per share)	$ (0.11)
Net asset value per unit at December 31, 2013 (in Dollars per share)	$ 0.52	$ 0.63		$ 0.52
Income (loss)	(236,864)	253,957	1,311,681
Unitholders' distribution		(1,533)	(4,251,044)
Unitholders Capital	$ 1,190,224	$ 1,427,088	$ 1,174,664	$ 1,190,224
Unitholders Capital (in Shares)	2,273,288	2,273,288	2,273,288	2,273,288
Unitholders' Capital - Trading Class A [Member]
Net asset value per unit at December 31, 2012 (in Dollars per share)	$ 76.92
Net change per unit (in Dollars per share)	$ (5.67)
Net asset value per unit at December 31, 2013 (in Dollars per share)	$ 71.25			$ 71.25
Unitholders' Capital - Trading Class B [Member]
Net asset value per unit at December 31, 2012 (in Dollars per share)	$ 83.34
Net change per unit (in Dollars per share)	$ (4.60)
Net asset value per unit at December 31, 2013 (in Dollars per share)	$ 78.74			$ 78.74